Common Stock - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock, authorized	1,000,000,000	1,000,000,000
Number of preferred stock, authorized	10,000,000
Common stock, par value	$ 0.01	$ 0.01
Preferred stock, par value	$ 0.01
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Aggregated cash dividends paid	$ 389	$ 209	$ 191
Earlier authorized shares under stock based compensation	39,500,000
Duration of performance-based restricted stock awards, vested	Stock option plan generally vest over a three-year period starting one year from the date of grant and expire ten years from the date of grant
Remaining shares available for future grants under the Plan	14,500,000
Stock option, Minimum Range	$ 9.14
Stock option, Maximum Range	$ 84.58
Weighted-average fair value of options granted	$ 24.11	$ 30.01	$ 29.52
Total intrinsic value of options exercised	64	120
Total unrecognized compensation cost related to nonvested stock options	74
Weighted-average period recognition of unrecognized compensation cost related to nonvested RSA's	2 years
Total fair value of stock options vested	64	55	54
Cash received from option exercises	58	113	96
Tax benefit realized for the tax deductions from option exercises	39	42	43
Restricted stock granted	758,176	482,428	374,425
Restricted stock granted fair value	$ 69.07	$ 83.79	$ 79.53
Number of shares available except for special grant	16,352
Total stock-based compensation compensation arrangements under the Plan	86	74	68
Total number of restricted stock awards and restricted stock units granted	340,218	406,844	496,642
Restricted Stock and Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted	540,194
Restricted stock granted fair value	$ 69.33
TSR Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance based restricted stock awards granted in percent	50.00%
ROC Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance based restricted stock awards granted in percent	50.00%
Performance Based Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation compensation arrangements under the Plan	8
Restricted Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted	16,702
Restricted stock granted fair value	$ 69.17
Restricted Stock Unit [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Duration of performance-based restricted stock awards, vested	Restricted stock and restricted stock units were granted February 15, 2013 and vest on the third anniversary of the date of grant, except for a special grant of 16,352 restricted stock units which vest on the second anniversary of the date of grant (subject to the satisfaction of a performance condition). On May 22, 2013, the 16,702 restricted stock awards, with a fair value of $69.17 per share, were granted to the non-employee members of the board of directors. These restricted stock awards vest in equal thirds over three years on the anniversary of the grant date.
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Duration of performance-based restricted stock awards, vested	Restricted stock awards vest in equal thirds over three years on the anniversary of the grant date
Total unrecognized compensation cost related to nonvested stock options	$ 54
Weighted-average period recognition of unrecognized compensation cost related to nonvested RSA's	2 years
Restricted stock granted fair value	$ 69.07	$ 83.79	$ 79.53
Performance based restricted stock awards vested, number of years	3 years
Total number of restricted stock awards and restricted stock units granted	340,218	406,844	496,642
Minimum [Member] | Performance-base restricted stock [Member] | Senior Management Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted	0
Maximum [Member] | Performance-base restricted stock [Member] | Senior Management Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted	368,860